Divestitures	3 Months Ended
Dec. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
Divestitures
The Company continually assesses the strategic fit of its various businesses and from time to time divests businesses which do not align with its long-term strategy.
Fiscal 2014
During the quarter ended December 27, 2013, the Company completed the sale of its Armourguard business in New Zealand and its fire and security business in Fiji, both of which were in its ROW Installation & Services segment, for an immaterial amount. These businesses were accounted for as held for sale as of September 27, 2013, however, the assets and liabilities have not been presented separately in the Consolidated Balance Sheets, and these businesses have not been presented in discontinued operations in the Consolidated Statements of Operations for all periods presented because the amounts were not material.
Fiscal 2013
On September 28, 2012, Tyco completed the 2012 Separation. See Note 2 for additional information. At the time of the 2012 Separation, the Company used available information to develop its best estimates for certain assets and liabilities related to the transaction. In limited instances, final determination of the balances will be made in subsequent periods, such as in the case of when final income tax returns are filed in certain jurisdictions where those returns include a combination of Tyco, ADT and/or Tyco Flow Control legal entities. During the quarter ended December 28, 2012, $40 million was recorded within the Consolidated Statement of Shareholders' Equity as Other, primarily related to a cash true-up adjustment paid to ADT. During the quarter ended December 27, 2013, there were no adjustments recorded within the Consolidated Statement of Shareholders' Equity. Any additional adjustments are not expected to be material.
Discontinued Operations
On March 2, 2014, Tyco Far East Holdings Ltd., a wholly-owned subsidiary of Tyco, entered into a Stock Purchase Agreement with an affiliate of The Carlyle Group for the sale of Tyco Fire & Security Services Korea Co. Ltd. and its subsidiaries that form and operate the Company’s South Korean security business. Pursuant to the Stock Purchase Agreement, Tyco will sell 100% of the issued and outstanding capital stock of Tyco Fire & Security Services Korea Co. Ltd. for a purchase price of $1.93 billion, subject to customary adjustments. The South Korean security business was accounted for as held for sale on the Consolidated Balance Sheets as of December 27, 2013 and September 27, 2013, and its results of operations have been presented within discontinued operations on the Consolidated Statements of Operations during the quarters ended December 27, 2013 and December 28, 2012. The Company expects the sale to close during the third quarter of fiscal 2014. Tyco expects to recognize a gain on sale upon closing of the agreement.
The components of income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Net revenue	$145	$129
Pre-tax income from discontinued operations	$32	$23
Pre-tax separation charges included within discontinued operations (See Note 2)	—	4
Income tax expense	(6)	(4)
Income from discontinued operations, net of income taxes	$26	$23

Balance sheet information for material pending divestitures as of December 27, 2013 and September 27, 2013 was as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Accounts receivables, net	25	21
Inventories	9	8
Prepaid expenses and other current assets	18	11
Property, plant and equipment, net	406	392
Goodwill and intangible assets, net	362	370
Other assets	23	26
Total assets	$843	$828
Accounts payable	45	48
Accrued and other current liabilities	54	59
Other liabilities	121	118
Total liabilities	$220	$225

Divestiture Gains, Net
For the quarter ended December 27, 2013, the Company recorded a net gain of $3 million in Selling, general and administrative expenses in the Company's Consolidated Statements of Operations, primarily related to a favorable judgment received with respect to a former business which was divested.
For the quarter ended December 28, 2012, the Company recorded a net gain of $3 million in Selling, general and administrative expenses in the Company's Consolidated Statements of Operations, primarily related to the favorable settlement of an indemnification resulting from the divestiture of the Company's Electrical and Metal Products business.